GEOGRAPHICAL SEGMENTS (Schedule of Revenues by Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 9,128	$ 6,644	$ 4,258
North America (mainly the United States) [Member]
Segment Reporting Information [Line Items]
Revenues	2,646	1,720	1,043
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	424	442	232
Italy [Member]
Segment Reporting Information [Line Items]
Revenues	403	399	$ 248
Turkey [Member]
Segment Reporting Information [Line Items]
Revenues	$ 200	241
UK [Member]
Segment Reporting Information [Line Items]
Revenues		221	$ 61
Russia [Member]
Segment Reporting Information [Line Items]
Revenues	$ 230	146
Other European Countries [Member]
Segment Reporting Information [Line Items]
Revenues	1,000	1,384	995
China [Member]
Segment Reporting Information [Line Items]
Revenues	2,824	1,420	688
India [Member]
Segment Reporting Information [Line Items]
Revenues	598	80	194
Japan [Member]
Segment Reporting Information [Line Items]
Revenues	437	200	553
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	165	210	180
Other Far Eastern Countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 201	$ 181	$ 64